PRINCIPAL ACCOUNTING POLICIES (Details 4)	12 Months Ended
Dec. 31, 2012
Building | Minimum
Property, equipment and software
Estimated useful life	20 years
Building | Maximum
Property, equipment and software
Estimated useful life	30 years
Website-related equipment
Property, equipment and software
Estimated useful life	5 years
Computer equipment | Minimum
Property, equipment and software
Estimated useful life	3 years
Computer equipment | Maximum
Property, equipment and software
Estimated useful life	5 years
Furniture and fixtures | Minimum
Property, equipment and software
Estimated useful life	3 years
Furniture and fixtures | Maximum
Property, equipment and software
Estimated useful life	5 years
Software | Minimum
Property, equipment and software
Estimated useful life	3 years
Software | Maximum
Property, equipment and software
Estimated useful life	5 years